Non-cash items	9 Months Ended
May 31, 2023
Non-cash Items
Non-cash items

21.	Non-cash items

	Nine months ended May 31,
	2023	2022
Depreciation	$942	$193
Change in fair value of derivative financial instrument liabilities (Note 10)	(1,670)	(1,408)
Share-based compensation expense (Note 12)	2,113	2,334
Accretion of provision for reclamation	105	100
Deferred income tax expense (Note 17)	3,552	-
Accretion of lease liabilities	8	-
Settlement of deferred revenue (Note 9)	(1,485)	-
Accretion of deferred revenue (Note 9)	364	-
Foreign exchange gains	41	-
VAT written-off (Note 5)	233	-
Loss on assets disposal	-	26
Other expenses	15	-
Total non-cash items	$4,218	$1,245